PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Average weighted duration of defined benefit liability (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Average weighted duration of defined benefit liability	6 years 10 months 24 days	8 years
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Average weighted duration of defined benefit liability	11 years 9 months 18 days	13 years 9 months 18 days